Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Estimated Impact of IFRS 15

The estimated impacts of adjustments 1. to 5. on the 2017 results are as follows:

Impact	Group revenue $m	Group operating profit $m	Group net liabilities $m
1. Employee cost reimbursements	1,103	—	—
2. Initial franchise and re-licensing fees	(14)	(14)	(111)
3. Contract acquisition costs	—	5	43
4. Key money	(17)	—	—
5. Derecognition of management contracts	—	8	(192)
Other	2	—	1

	1,074	(1)	(259)